Prepaid Expenses and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Receivables [Abstract]
Schedule of prepaid expenses and other receivables
	December 31,
	2021	2022

Government authorities	$458	$281
Prepaid expenses	227	784
Other receivables	22	32

	$707	$1,097